BETTER 10K - CORPORATE LINE OF CREDIT AND PRECLOSING BRIDGE NOTES - Corporate Line of Credit and Amended Corporate Line of Credit (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 424,000		$ 424,000		$ 1,500,000
Outstanding borrowings						144,403	$ 149,022	$ 0
Amounts borrowed						0	80,000
Principal repayments				146,449	$ 5,000	5,000	0
Amortization of deferred debt issuance costs and discount and other debt servicing fees				6,043	213,534	273,048	19,592
Line of Credit | Revolving Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 150,000
Fixed interest rate	8.00%
Interest rate - in kind	9.50%
Unused commitment fee	0.50%
Make-whole payable						5,200	17,200
Outstanding borrowings		0		0		144,400	151,400
Interest in kind included in principal balance						1,400	1,400
Unamortized debt discount and debt issuance costs		0		0		2,000	2,400
Amounts borrowed						0	80,000
Principal repayments						5,000	0
Interest expense on debt		11,300	$ 2,800	17,600	9,600	13,200	11,400
Interest expense, line of credit		6,100	2,400	11,500	8,500	12,100	10,200
Amortization of deferred debt issuance costs and discount and other debt servicing fees		$ 5,200	$ 300	$ 6,000	$ 800	$ 1,100	1,000
Interest expense from unused commitment fee							$ 200